Long-Term Debt and Finance Lease Obligations	3 Months Ended
Mar. 31, 2021
Long-Term Debt and Finance Lease Obligations
Long-Term Debt and Finance Lease Obligations

8. Long-Term Debt and Finance Lease Obligations

Fair Value of our Long-Term Debt

The following table summarizes the carrying amount and fair value of our debt facilities as of March 31, 2021 and December 31, 2020:

	As of
	March 31, 2021		December 31, 2020
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

	(In thousands)
6 3/4% Senior Notes due 2021 (1)	1,794,646	1,811,480	2,000,000	2,047,260
5 7/8% Senior Notes due 2022	2,000,000	2,094,220	2,000,000	2,095,820
5 % Senior Notes due 2023	1,500,000	1,560,705	1,500,000	1,566,300
5 7/8% Senior Notes due 2024	2,000,000	2,101,980	2,000,000	2,099,580
7 3/4% Senior Notes due 2026	2,000,000	2,203,100	2,000,000	2,236,520
7 3/8% Senior Notes due 2028	1,000,000	1,052,940	1,000,000	1,070,130
Other notes payable	23,565	23,565	23,565	23,565
Subtotal	10,318,211	$10,847,990	10,523,565	$11,139,175
Unamortized deferred financing costs and debt discounts, net	(11,310)		(12,684)
Finance lease obligations (2)	147,358		160,609
Total long-term debt and finance lease obligations (including current portion)	$10,454,259		$10,671,490
(1)	During the three months ended March 31, 2021, we repurchased $205 million of our 6 3/4% Senior Notes due 2021 in open market trades. The remaining balance of $1.795 billion matures on June 1, 2021.
(2)	Disclosure regarding fair value of finance leases is not required.

We estimated the fair value of our publicly traded long-term debt using market prices in less active markets (Level 2).